Taxes on Income - Schedule of Reconcile the Statutory Income Tax Rate to Effective Income Tax Rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Tax rate	23.00%	23.00%	24.00%
Tax expense (benefit) at statutory rate	$ 2,054,113	$ 105,234	$ 642,090
Tax rate differential			28,057
Change in taxes from permanent differences in stock-based compensation	639,504	10,964	27,301
Change in taxes from permanent difference in derivative warrants liabilities and convertible loans	858,307	(212,959)	304,254
Change in temporary differences	111,480
Others	1,925
Loss carryforwards	442,897	307,229	282,478
Income tax expense (benefit)